Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2020	2019
Trade and other receivables, net	$1,147	$859
Prepaid expenses	2,691	1,946
Vendor deposits	1,395	1,737
Other current assets	171	480

Total prepaid expenses and other current assets	$5,404	$5,022